Organization and Business Description (Details) - Schedule of income statement - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Total net revenue	$ 23,107,340	$ 17,925,476
Net income	$ 11,931,079	$ 9,396,130